Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Materials Portfolio
May 31, 2023
IND-NPRT1-0723
1.802177.119
Common Stocks - 99.2%
	Shares	Value ($)
Chemicals - 63.0%
Commodity Chemicals - 16.5%
Cabot Corp. (a)	334,800	22,927,104
Chemtrade Logistics Income Fund	2,023,900	12,270,127
Dow, Inc.	199,500	9,731,610
LyondellBasell Industries NV Class A	549,800	47,029,892
Olin Corp.	502,100	23,754,351
Orion Engineered Carbons SA	190,400	4,415,376
Tronox Holdings PLC	1,767,103	18,801,976
Westlake Corp. (a)	133,700	13,898,115
		152,828,551
Diversified Chemicals - 3.4%
Huntsman Corp.	251,000	5,961,250
The Chemours Co. LLC	952,800	25,239,672
		31,200,922
Fertilizers & Agricultural Chemicals - 5.5%
Corteva, Inc.	959,811	51,340,290
Industrial Gases - 26.0%
Air Products & Chemicals, Inc.	181,100	48,741,254
Linde PLC	544,986	192,739,749
		241,481,003
Specialty Chemicals - 11.6%
Ashland, Inc.	160,300	13,606,264
Celanese Corp. Class A (a)	383,300	39,870,866
DuPont de Nemours, Inc.	560,117	37,634,261
Eastman Chemical Co.	68,900	5,311,501
Element Solutions, Inc.	373,200	6,691,476
RPM International, Inc.	54,700	4,364,513
		107,478,881
TOTAL CHEMICALS		584,329,647
Construction Materials - 5.2%
Construction Materials - 5.2%
Martin Marietta Materials, Inc.	59,100	23,524,164
Vulcan Materials Co.	125,600	24,554,800
		48,078,964
Containers & Packaging - 8.3%
Metal, Glass & Plastic Containers - 6.6%
Aptargroup, Inc.	244,000	27,447,560
Crown Holdings, Inc.	179,559	13,687,783
Greif, Inc. Class A	341,100	20,500,110
		61,635,453
Paper & Plastic Packaging Products & Materials - 1.7%
Avery Dennison Corp.	97,900	15,774,627
TOTAL CONTAINERS & PACKAGING		77,410,080
Metals & Mining - 22.7%
Aluminum - 0.5%
Alcoa Corp.	156,300	4,957,836
Copper - 11.5%
First Quantum Minerals Ltd.	2,131,700	44,659,704
Freeport-McMoRan, Inc.	1,811,100	62,193,174
		106,852,878
Diversified Metals & Mining - 3.2%
Glencore PLC	2,579,500	13,191,959
Horizonte Minerals PLC (b)	2,532,748	4,253,326
Ivanhoe Mines Ltd. (b)	1,010,600	7,399,900
Major Drilling Group International, Inc. (b)	742,500	4,993,757
		29,838,942
Gold - 2.6%
Franco-Nevada Corp.	113,700	16,523,562
Wheaton Precious Metals Corp.	159,200	7,214,721
		23,738,283
Steel - 4.9%
Commercial Metals Co.	316,800	13,543,200
Reliance Steel & Aluminum Co.	94,100	22,083,388
Steel Dynamics, Inc.	103,000	9,465,700
		45,092,288
TOTAL METALS & MINING		210,480,227
TOTAL COMMON STOCKS (Cost $730,134,853)		920,298,918

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (c)	3,933,768	3,934,555
Fidelity Securities Lending Cash Central Fund 5.14% (c)(d)	16,396,335	16,397,975
TOTAL MONEY MARKET FUNDS (Cost $20,332,530)		20,332,530

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $750,467,383)	940,631,448
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(13,321,352)
NET ASSETS - 100.0%	927,310,096

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	12,468,877	75,397,292	83,931,614	92,699	-	-	3,934,555	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	17,449,050	85,521,877	86,572,952	5,964	-	-	16,397,975	0.1%
Total	29,917,927	160,919,169	170,504,566	98,663	-	-	20,332,530

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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